Subsequent Events (Details)										6 Months Ended	12 Months Ended
	Jun. 29, 2020	Mar. 09, 2020 USD ($)	Jan. 09, 2020 USD ($) extension	Dec. 27, 2019 USD ($)	Jun. 07, 2019 USD ($)	Mar. 05, 2019 USD ($)	Jun. 13, 2018 USD ($)	Apr. 09, 2018 USD ($)	Jan. 17, 2018 USD ($)	Jun. 30, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Below market lease											$ 797,000	$ 9,824,000
Mortgages
Subsequent Event [Line Items]
Mortgage loan total			$ 37,000,000.0
Number of extension options | extension			2
Mortgages | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate	1.25%		3.40%							1.50%
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Crowne Plaza, Annapolis, Maryland
Subsequent Event [Line Items]
Consideration of property sold		$ 5,100,000
Carrying value of building and FF&E											5,300,000
Below market lease											3,200,000
Combined carrying value of the hotel property		2,100,000									$ 2,200,000
Subsequent Event | Mortgages
Subsequent Event [Line Items]
Mortgage loan total			$ 37,000,000.0
Number of extension options | extension			2
Term of extension option			1 year
Subsequent Event | Mortgages | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate			3.40%
Subsequent Event | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Crowne Plaza, Annapolis, Maryland
Subsequent Event [Line Items]
Consideration of property sold		$ 5,100,000
Mortgages
Subsequent Event [Line Items]
Extinguishment of debt			$ 43,800,000	$ 16,000,000.0	$ 5,200,000	$ 178,100,000	$ 1,068,000,000.000	$ 971,700,000	$ 376,800,000
Mortgages | New Orleans, LA Le Pavillon
Subsequent Event [Line Items]
Extinguishment of debt			6,800,000
Mortgages | Subsequent Event
Subsequent Event [Line Items]
Extinguishment of debt			43,800,000
Mortgages | Subsequent Event | Disposal Group, Disposed of by Sale, Not Discontinued Operations | New Orleans, LA Le Pavillon
Subsequent Event [Line Items]
Extinguishment of debt			$ 6,800,000